Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Beginning of the year	$ 19,936	$ 183,192
Capital contributions	1,035	69
Decrease of interest in associate	0	(71,905)
Deconsolidations	0	(79,438)
Impairment	0	(1,027)
Share of profit / (loss)	355	4,977
Currency translations adjustment	(473)	(5,869)
Dividends	(3,586)	0
Other comprehensive income	0	(89)
Others	(431)	(20)
End of the year	$ 16,126	$ 19,936